Debt - Summary of Principal Maturities of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 04, 2012	Dec. 31, 2011
Debt Obligations [Line Items]
2013	$ 279.0
2014	136.1
2015	17.2
2016	132.0
2017	2,581.2
Thereafter	3.1
Total	3,148.6		2,908.7
Senior Secured Credit Facility [Member]
Debt Obligations [Line Items]
Total	1,475.7		1,367.7
Senior Secured Credit Facility [Member] | Term loans [Member]
Debt Obligations [Line Items]
2013	16.1
2014	14.1
2015	14.1
2016	14.1
2017	1,302.8
Thereafter
Total	1,361.2
Senior Secured Credit Facility [Member] | Revolving Facility [Member]
Debt Obligations [Line Items]
2013
2014
2015
2016	114.5
2017
Thereafter
Total	114.5
7.25% Senior Notes [Member]
Debt Obligations [Line Items]
2013
2014
2015
2016
2017	750.0
Thereafter
Total	750.0	750.0
10.75% Senior Subordinated Notes [Member]
Debt Obligations [Line Items]
2013
2014
2015
2016
2017	526.5
Thereafter
Total	526.5		522.9
A/R Facility [Member]
Debt Obligations [Line Items]
2013
2014	117.2
2015
2016
2017
Thereafter
Total	117.2		101.0
Compensating cash balance [Member]
Debt Obligations [Line Items]
2013	246.9
2014
2015
2016
2017
Thereafter
Total	246.9		185.4
Capital leases [Member]
Debt Obligations [Line Items]
2013	4.4
2014	3.8
2015	3.1
2016	3.4
2017	1.9
Thereafter	3.1
Total	19.7		17.2
8% Predecessor Senior Subordinated Notes [Member]
Debt Obligations [Line Items]
2013
2014	1.0
2015
2016
2017
Thereafter
Total	1.0		1.0
Other debt [Member]
Debt Obligations [Line Items]
2013	11.6
2014
2015
2016
2017
Thereafter
Total	$ 11.6		$ 0.5